Share option scheme and Restricted Stock Units (Tables)	3 Months Ended
Apr. 30, 2018
Disclosure Of Share-Based Payment Arrangements [Abstract]
Movement in share options and Restricted Stock Units
The movement in the number of share options is set out below:

	Weighted average exercise price £	Three months ended April 30, 2018	Weighted average exercise price £	Three months ended April 30, 2017
Outstanding at February 1	1.43	8,577,236	1.17	7,383,401
Granted during the period	2.05	3,461,428	1.85	1,237,524
Exercised during the period	1.08	(92,047)	0.20	(16,667)
Lapsed / surrendered during the period	1.43	(250,000)	1.48	(100,000)
Number of outstanding options	1.61	11,696,617	1.27	8,504,258

The total number of the above outstanding options capable of vesting under the Company's 2005 and 2016 share option schemes is 10,009,284.

11. Share option scheme and Restricted Stock Units (continued)

The movement in the number of Restricted Stock Units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Three months ended April 30, 2018	Weighted average exercise price £	Three months ended April 30, 2017
Outstanding at February 1	0.01	275,877	—	—
Granted during the period	0.01	121,950	—	—
Number of outstanding options	0.01	397,827	—	—

Disclosure of share-based payment expense
The share-based payment expense for the three months ended April 30, 2018 was £0.5 million (three months ended April 30, 2017: £0.3 million) which has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Research and development	135	87
General and administration	410	190
	545	277